SIGNIFICANT ACCOUNTING POLICIES (Tables)	12 Months Ended
Dec. 31, 2017
Significant Accounting Policies [Abstract]
Subsidiaries other than 100% owned Barrick subsidiaries
Outlined below is information related to our joint arrangements and entities other than 100% owned Barrick subsidiaries at December 31, 2017:

	Place of business	Entity type	Economic interest[1]	Method[2]
Acacia Mining plc[3]	Tanzania	Subsidiary, publicly traded	63.9%	Consolidation
Pueblo Viejo[3]	Dominican Republic	Subsidiary	60%	Consolidation
South Arturo[3]	United States	Subsidiary	60%	Consolidation
Norte Abierto Project[4]	Chile	JO	50%	Our share
Donlin Gold Project	United States	JO	50%	Our share
Kalgoorlie Mine	Australia	JO	50%	Our share
Porgera Mine[5]	Papua New Guinea	JO	47.5%	Our share
Turquoise Ridge Mine[5]	United States	JO	75%	Our share
Veladero[6]	Argentina	JO	50%	Our share
GNX[7,8]	Chile	JV	50%	Equity Method
Jabal Sayid[7]	Saudi Arabia	JV	50%	Equity Method
Kabanga Project[7,8]	Tanzania	JV	50%	Equity Method
Zaldívar[7]	Chile	JV	50%	Equity Method

[1]	Unless otherwise noted, all of our joint arrangements are funded by contributions made by their partners in proportion to their economic interest.

[2]	For our JOs, we recognize our share of any assets, liabilities, revenues and expenses of the JO.

[3]	We consolidate our interests in Acacia, Pueblo Viejo and South Arturo and record a non-controlling interest for the 36.1%, 40% and 40%, respectively, that we do not own.

[4]
We divested 25% of Cerro Casale on June 9, 2017, bringing our ownership down to 50%. As part of that transaction, we formed a joint operation with Goldcorp. The joint operation, which is now referred to as Norte Abierto, includes the Cerro Casale and Caspiche deposits.

[5]	We have joint control given that decisions about relevant activities require unanimous consent of the parties to the joint operation.

[6]	We divested 50% of Veladero on June 30, 2017, bringing our ownership down to 50%.

[7]	Barrick has commitments of $301 million relating to its interest in the joint ventures.

[8]
These JVs are early stage exploration projects and, as such, do not have any significant assets, liabilities, income, contractual commitments or contingencies. Expenses are recognized through our equity pick-up (loss). Refer to note 16 for further details.

	Pueblo Viejo		Acacia
For the years ended December 31	2017	2016	2017	2016
Revenue	$1,417	$1,548	$751	$1,045
Income (loss) from continuing operations after tax	293	810	(630)	81
Other comprehensive income (loss)	—	—	—	—
Total comprehensive income (loss)	$293	$810	($630)	$81
Dividends paid to NCI	$—	$—	$13	$7

Summarized Statements of Cash Flows

	Pueblo Viejo		Acacia
For the years ended December 31	2017	2016	2017	2016
Net cash provided by (used in) operating activities	$283	$602	($15)	$324
Net cash used in investing activities	(112)	(54)	(160)	(190)
Net cash provided by (used in) financing activities	(539)	(350)	(62)	(49)
Net increase (decrease) in cash and cash equivalents	($368)	$198	($237)	$85

	Pueblo Viejo		Acacia
	As at December 31, 2017	As at December 31, 2016	As at December 31, 2017	As at December 31, 2016
Current assets	$488	$833	$464	$673
Non-current assets	3,489	3,703	1,333	1,725
Total assets	$3,977	$4,536	$1,797	$2,398
Current liabilities	907	1,357	212	71
Non-current liabilities	248	603	280	381
Total liabilities	$1,155	$1,960	$492	$452

	Pueblo Viejo	Acacia	Cerro Casale	Other	Total
NCI in subsidiary at December 31, 2017	40%	36.1%	25%	Various
At January 1, 2016	$1,232	$677	$318	$50	$2,277
Share of income (loss)	174	34	(1)	(1)	206
Cash contributed	—	—	2	68	70
Disbursements	(95)	(7)	—	(73)	(175)
At December 31, 2016	$1,311	$704	$319	$44	$2,378
Share of income (loss)	118	(211)	173	(2)	78
Cash contributed	—	—	1	12	13
Decrease in non-controlling interest	—	—	(493)	—	(493)
Disbursements	(139)	(13)	—	(43)	(195)
At December 31, 2017	$1,290	$480	$—	$11	$1,781

Joint arrangements
Outlined below is information related to our joint arrangements and entities other than 100% owned Barrick subsidiaries at December 31, 2017:

	Place of business	Entity type	Economic interest[1]	Method[2]
Acacia Mining plc[3]	Tanzania	Subsidiary, publicly traded	63.9%	Consolidation
Pueblo Viejo[3]	Dominican Republic	Subsidiary	60%	Consolidation
South Arturo[3]	United States	Subsidiary	60%	Consolidation
Norte Abierto Project[4]	Chile	JO	50%	Our share
Donlin Gold Project	United States	JO	50%	Our share
Kalgoorlie Mine	Australia	JO	50%	Our share
Porgera Mine[5]	Papua New Guinea	JO	47.5%	Our share
Turquoise Ridge Mine[5]	United States	JO	75%	Our share
Veladero[6]	Argentina	JO	50%	Our share
GNX[7,8]	Chile	JV	50%	Equity Method
Jabal Sayid[7]	Saudi Arabia	JV	50%	Equity Method
Kabanga Project[7,8]	Tanzania	JV	50%	Equity Method
Zaldívar[7]	Chile	JV	50%	Equity Method

[1]	Unless otherwise noted, all of our joint arrangements are funded by contributions made by their partners in proportion to their economic interest.

[2]	For our JOs, we recognize our share of any assets, liabilities, revenues and expenses of the JO.

[3]	We consolidate our interests in Acacia, Pueblo Viejo and South Arturo and record a non-controlling interest for the 36.1%, 40% and 40%, respectively, that we do not own.

[4]
We divested 25% of Cerro Casale on June 9, 2017, bringing our ownership down to 50%. As part of that transaction, we formed a joint operation with Goldcorp. The joint operation, which is now referred to as Norte Abierto, includes the Cerro Casale and Caspiche deposits.

[5]	We have joint control given that decisions about relevant activities require unanimous consent of the parties to the joint operation.

[6]	We divested 50% of Veladero on June 30, 2017, bringing our ownership down to 50%.

[7]	Barrick has commitments of $301 million relating to its interest in the joint ventures.

[8]
These JVs are early stage exploration projects and, as such, do not have any significant assets, liabilities, income, contractual commitments or contingencies. Expenses are recognized through our equity pick-up (loss). Refer to note 16 for further details.

Equity Accounting Method Investment Continuity

	Kabanga	Jabal Sayid	Zaldívar	GNX	Total
At January 1, 2016	$30	$178	$990	$1	$1,199
Equity pick-up (loss) from equity investees	(1)	2	27	(8)	20
Funds invested	1	—	—	8	9
Working capital adjustments	—	—	6	—	6
Impairment charges	—	—	(49)	—	(49)
At December 31, 2016	$30	$180	$974	$1	$1,185
Equity pick-up (loss) from equity investees	(1)	26	61	(10)	76
Funds invested	1	—	—	11	12
Dividend	—	—	(60)	—	(60)
At December 31, 2017	$30	$206	$975	$2	$1,213
Publicly traded	No	No	No	No

Summarized Equity Investee Financial Information
	Jabal Sayid		Zaldívar
For the years ended December 31	2017	2016	2017	2016
Revenue	$214	$80	$649	$518
Cost of sales (excluding depreciation)	116	65	375	354
Depreciation	33	12	111	87
Finance expense	3	—	1	2
Other expense (income)	2	—	—	(5)
Income from continuing operations before tax	$60	$3	$162	$80
Income tax expense	(8)	—	(40)	(25)
Income from continuing operations after tax	$52	$3	$122	$55
Total comprehensive income	$52	$3	$122	$55
Summarized Balance Sheet
	Jabal Sayid		Zaldívar
For the years ended December 31	2017	2016	2017	2016
Cash and equivalents	$50	$14	$72	$102
Other current assets[1]	70	56	563	482
Total current assets	$120	$70	$635	$584
Non-current assets	485	473	1,582	1,603
Total assets	$605	$543	$2,217	$2,187
Current financial liabilities (excluding trade, other payables & provisions)	$12	$—	$19	$23
Other current liabilities	35	27	110	84
Total current liabilities	$47	$27	$129	$107
Non-current financial liabilities (excluding trade, other payables & provisions)	379	391	20	33
Other non-current liabilities	13	11	99	80
Total non-current liabilities	$392	$402	$119	$113
Total liabilities	$439	$429	$248	$220
Net assets	$166	$114	$1,969	$1,967

[1]	Zaldívar other current assets include inventory of $451 million (2016: $429 million).
The information above reflects the amounts presented in the financial information of the joint venture adjusted for differences between IFRS and local GAAP.

Reconciliation of Summarized Financial Information to Carrying Value
	Jabal Sayid[1]	Zaldívar
Opening net assets	$114	$1,967
Income for the period	52	122
Dividend	—	(120)
Closing net assets, December 31	$166	$1,969
Barrick's share of net assets (50%)	83	985
Equity earnings adjustment	—	(10)
Goodwill recognition	123	—
Carrying value	$206	$975

[1]	A $165 million non-interest bearing shareholder loan due from the Jabal Sayid JV is presented as part of Other Assets (see note 22).

Estimated useful lives of major asset categories
Estimated useful lives of Major Asset Categories

Buildings, plant and equipment	7 – 27 years
Underground mobile equipment	5 - 7 years
Light vehicles and other mobile equipment	2 - 3 years
Furniture, computer and office equipment	2 - 3 years

	Buildings, plant and equipment	Mining property costs subject to depreciation[1,3]	Mining property costs not subject to depreciation[1,2]	Total
At January 1, 2017
Net of accumulated depreciation	$4,556	$7,194	$2,353	$14,103
Additions[4]	158	219	1,966	2,343
Disposals	(72)	(32)	(1,093)	(1,197)
Depreciation	(878)	(819)	—	(1,697)
Impairment reversals	(102)	(359)	715	254
Transfers[5]	551	449	(1,000)	—
At December 31, 2017	$4,213	$6,652	$2,941	$13,806
At December 31, 2017
Cost	$14,209	$21,068	$14,507	$49,784
Accumulated depreciation and impairments	(9,996)	(14,416)	(11,566)	(35,978)
Net carrying amount – December 31, 2017	$4,213	$6,652	$2,941	$13,806

	Buildings, plant and equipment	Mining property costs subject to depreciation[1,3]	Mining property costs not subject to depreciation[1,2]	Total
At January 1, 2016
Cost	$13,782	$19,968	$14,734	$48,484
Accumulated depreciation and impairments	(9,098)	(12,668)	(12,284)	(34,050)
Net carrying amount – January 1, 2016	$4,684	$7,300	$2,450	$14,434
Additions[4]	71	272	933	1,276
Disposals	(80)	—	(37)	(117)
Depreciation	(794)	(995)	—	(1,789)
Impairment charges	217	79	3	299
Transfers[5]	458	538	(996)	—
At December 31, 2016	$4,556	$7,194	$2,353	$14,103
At December 31, 2016
Cost	$14,111	$20,778	$14,634	$49,523
Accumulated depreciation and impairments	(9,555)	(13,584)	(12,281)	(35,420)
Net carrying amount – December 31, 2016	$4,556	$7,194	$2,353	$14,103

[1]	Includes capitalized reserve acquisition costs, capitalized development costs and capitalized exploration and evaluation costs other than exploration license costs included in intangible assets.

[2]	Assets not subject to depreciation includes construction-in-progress, projects and acquired mineral resources and exploration potential at operating mine sites and development projects.

[3]
Assets subject to depreciation includes the following items for production stage properties: acquired mineral reserves and resources, capitalized mine development costs, capitalized stripping and capitalized exploration and evaluation costs.

[4]	Additions include revisions to the capitalized cost of closure and rehabilitation activities.

[5]	Primarily relates to long-lived assets that are transferred to PP&E once they are placed into service.
Mineral Property Costs Not Subject to Depreciation

	Carrying amount at Dec. 31, 2017	Carrying amount at Dec. 31, 2016
Construction-in-progress[1]	$640	$466
Acquired mineral resources and exploration potential	24	24
Projects
Pascua-Lama	1,499	1,263
Norte Abierto	612	444
Donlin Gold	166	156
	$2,941	$2,353

[1]	Represents assets under construction at our operating mine sites.